Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of assets
Financial assets, at fair value	£ 150,538	£ 165,969
Trading loans
Fair value of assets
Financial assets, at fair value	33,652	35,039
Interest rate
Fair value of assets
Financial assets, at fair value	32,742	37,499
Foreign exchange
Fair value of assets
Financial assets, at fair value	27,981	40,797
Other derivatives
Fair value of assets
Financial assets, at fair value	66	110
Other loans
Fair value of assets
Financial assets, at fair value	568	853
Other securities
Fair value of assets
Financial assets, at fair value	42,644	37,793
Level 3
Fair value of assets
Financial assets, at fair value	1,253	1,682	£ 1,961
Sensitivity favourable	40	40
Sensitivity unfavourable	(50)	(60)
Level 3 | Trading loans
Fair value of assets
Financial assets, at fair value	96	278
Level 3 | Derivatives
Fair value of assets
Financial assets, at fair value	472	630	£ 823
Level 3 | Interest rate
Fair value of assets
Financial assets, at fair value	360	473
Sensitivity favourable	20	20
Sensitivity unfavourable	(10)	(20)
Level 3 | Foreign exchange
Fair value of assets
Financial assets, at fair value	103	110
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Level 3 | Other derivatives
Fair value of assets
Financial assets, at fair value	9	47
Level 3 | Other loans
Fair value of assets
Financial assets, at fair value	533	565
Sensitivity unfavourable	(10)	(10)
Level 3 | Other securities
Fair value of assets
Financial assets, at fair value	152	209
Sensitivity favourable	10	20
Sensitivity unfavourable	£ (20)	£ (30)